                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [X]; Amendment Number: 1
                                               ---------------
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temasek Holdings (Private) Limited
Address: 60B Orchard Road #06-18 Tower 2
         The Atrium@Orchard
         Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chia Yue Joo Lena
Title: Managing Director, Legal & Regulations
Phone: +65 6828 6968

Signature, Place, and Date of Signing:


       /s/ Chia Yue Joo Lena                 Singapore          August 12, 2010
-------------------------------------   -------------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               13
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total:   1,104,432
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13091 (1)           Amberwood Investments (Mauritius) Pte Ltd
2     28-13096               Baytree Investments (Mauritius) Pte Ltd
3     28-13098 (1)           Cairnhill Investments (Mauritius) Pte Ltd
4     28-13100 (1)           Charlton Investments (Mauritius) Pte Ltd
5     28-13092 (1)           Crescent Investments (Mauritius) Pte Ltd
6     28-13094 (1)           Faber Investments (Mauritius) Pte Ltd
7     28-13103 (1)           Fullerton Management Pte Ltd
8     28-13105 (1)           Henderson Investments (Mauritius) Pte Ltd
9     28-13095               Seletar Investments Pte Ltd
10    28-13097 (1)           Springwood Investments (Mauritius) Pte Ltd
11    28-13356 (1)           Tannery Investments (Mauritius) Pte Ltd
12    28-13090               Temasek Capital (Private) Limited
13    28-13093 (1)           Tomlinson Investments (Mauritius) Pte Ltd

(1) Above companies are listed in this Form 13F pursuant to the requirements of Rule 13f-1(a)(1) under the Securities Exchange Act of 1934, as amended, but have ceased to exercise any investment discretion over Section 13(f) securities as of June 30, 2010.


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

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- -------------- --------- --------  ---------------------- ---------- -------- ------------------------
                                                                                                               VOTING AUTHORITY
                                TITLE OF                VALUE   SHRS OR PRN   SH/ PUT/ INVESTMENT  OTHER   ------------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)      AMT       PRN CALL DISCRETION MANAGERS    SOLE      SHARED NONE
---------------------------- -------------- --------- --------  -----------   --- ---- ---------- -------- ----------   ------ ----
AVAGO TECHNOLOGIES LTD            SHS       Y0486S104  352,007   16,706,536    SH        DEFINED      9,12 16,706,536
CAMERON INTERNATIONAL CORP        COM       13342B105   17,388      535,000    SH        DEFINED    2,9,12    535,000
FREEPORT-MCMORAN COPPER & GO      COM       35671D857   22,584      382,000    SH        DEFINED    2,9,12    382,000
GLOBAL CROSSING LTD             SHS NEW     G3921A175  500,505*  47,351,431**  SH        DEFINED           47,351,431**
HALLIBURTON CO                    COM       406216101   18,425      750,202    SH        DEFINED    2,9,12    750,202
ISHARES INC                   MSCI BRAZIL   464286400   40,491      656,250    SH        DEFINED    2,9,12    656,250
ISHARES TR INDEX             S&P 500 INDEX  464287200   18,809      181,800    SH        DEFINED              181,800
MCDERMOTT INTL INC                COM       580037109    7,869      363,300    SH        DEFINED              363,300
MINDRAY MEDICAL INTL LTD        SPON ADR    602675100    7,060      224,777    SH        DEFINED    2,9,12    224,777
POWERSHARES QQQ TRUST          UNIT SER 1   73935A104    5,665      132,550    SH        DEFINED    2,9,12    132,550
SHANDA GAMES LTD             SP ADR REPTG A 81941U105   11,312    1,940,384    SH        DEFINED    2,9,12  1,940,384
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   37,878      367,261    SH        DEFINED    2,9,12    367,261
TRANSOCEAN LTD                  REG SHS     H8817H100   43,735      945,000    SH        DEFINED    2,9,12    945,000
YAHOO INC                         COM       984332106   20,704    1,497,000    SH        DEFINED    2,9,12  1,497,000

* Includes US$190,260,000 representing the value of 18,000,000 common shares issuable upon conversion of senior preferred shares.

** Includes 18,000,000 common shares issuable upon conversion of senior preferred shares.


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